9. Loans and advances to clients (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Impairment losses - Loans and receivables
Balance at beginning of year	R$ 22,625,750	R$ 22,969,315	R$ 20,723,062
Impairment losses charged to income for the year	18,311,441	14,361,382	13,540,105
Of which:
Commercial and industrial	6,918,671	2,376,910	3,620,292
Real estate-construction	81,415	94,957	192,901
Installment loans to individuals	11,308,689	11,866,475	9,708,243
Lease financing	2,666	23,040	18,669
Write-off of impaired balances against recorded impairment allowance	(15,296,703)	(14,704,948)	(11,293,852)
Of which:
Commercial and industrial	(4,616,722)	(5,713,369)	(3,981,414)
Real estate-construction	(232,262)	(108,294)	(190,660)
Installment loans to individuals	(10,433,131)	(8,834,391)	(7,099,553)
Lease financing	(14,589)	(48,893)	(22,225)
Balance at end of year	25,640,488	22,625,750	22,969,315
Of which:
Loans and advances to customers	24,053,989	20,557,180	20,241,803
Loans and amounts due from credit institutions (Note 5)	9,065	13,543	13,561
Provision for Debt Instruments (Note 6)	1,577,435	2,055,027	2,713,951
Recoveries of loans previously charged off	861,253	991,476	826,573
Of which:
Commercial and industrial	422,023	519,594	345,085
Real estate-construction	55,631	46,639	103,433
Installment loans to individuals	370,491	417,477	369,557
Lease financing	13,107	R$ 7,767	R$ 8,498
Stage 1 [Member] | Credit Losses Expected In 12 Months [Member]
Impairment losses - Loans and receivables
Balance at beginning of year	4,358,601
Impairment losses charged to income for the year	4,968,075
Transfers between stages	(3,142,225)
Movement of the period	8,110,300
Of which:
Commercial and industrial	3,230,168
Real estate-construction	(8,544)
Installment loans to individuals	1,752,883
Lease financing	(6,432)
Variation by Stage	(3,489,478)
Write-off of impaired balances against recorded impairment allowance
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Balance at end of year	5,837,199
Of which:
Loans and advances to customers	5,746,000
Loans and amounts due from credit institutions (Note 5)	9,065
Provision for Debt Instruments (Note 6)	82,135
Recoveries of loans previously charged off
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Stage 2 [Member] | Expected Credit Losses Over Useful Life Not Subject To Impairment [Member]
Impairment losses - Loans and receivables
Balance at beginning of year	3,293,690
Impairment losses charged to income for the year	2,881,726
Transfers between stages	2,850,217
Movement of the period	31,509
Of which:
Commercial and industrial	1,867,504
Real estate-construction	(27,803)
Installment loans to individuals	1,041,818
Lease financing	207
Variation by Stage	(1,246,810)
Write-off of impaired balances against recorded impairment allowance
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Balance at end of year	4,928,606
Of which:
Loans and advances to customers	4,919,000
Loans and amounts due from credit institutions (Note 5)
Provision for Debt Instruments (Note 6)	9,606
Recoveries of loans previously charged off
Of which:
Commercial and industrial
Real estate-construction
Installment loans to individuals
Lease financing
Stage 3 [Member] | Expected Credit Losses During The Useful Life Subject To Impairment [Member]
Impairment losses - Loans and receivables
Balance at beginning of year	14,973,459
Impairment losses charged to income for the year	10,462,365
Transfers between stages	7,081,358
Movement of the period	3,380,007
Of which:
Commercial and industrial	1,821,724
Real estate-construction	117,762
Installment loans to individuals	8,513,988
Lease financing	8,891
Variation by Stage	4,736,287
Write-off of impaired balances against recorded impairment allowance	(15,297,428)
Of which:
Commercial and industrial	(4,617,446)
Real estate-construction	(232,262)
Installment loans to individuals	(10,433,132)
Lease financing	(14,588)
Balance at end of year	14,874,684
Of which:
Loans and advances to customers	13,388,989
Loans and amounts due from credit institutions (Note 5)
Provision for Debt Instruments (Note 6)	1,485,695
Recoveries of loans previously charged off	861,253
Of which:
Commercial and industrial	422,023
Real estate-construction	55,631
Installment loans to individuals	370,491
Lease financing	13,107
Stage Total [Member]
Impairment losses - Loans and receivables
Balance at beginning of year	22,625,750
Impairment losses charged to income for the year	18,312,166
Transfers between stages	6,789,350
Movement of the period	11,522,817
Of which:
Commercial and industrial	6,919,396
Real estate-construction	81,415
Installment loans to individuals	11,308,689
Lease financing	2,666
Variation by Stage
Write-off of impaired balances against recorded impairment allowance	(15,297,428)
Of which:
Commercial and industrial	(4,617,446)
Real estate-construction	(232,262)
Installment loans to individuals	(10,433,132)
Lease financing	(14,588)
Balance at end of year	25,640,488
Of which:
Loans and advances to customers	24,053,989
Loans and amounts due from credit institutions (Note 5)	9,065
Provision for Debt Instruments (Note 6)	1,577,435
Recoveries of loans previously charged off	861,253
Of which:
Commercial and industrial	422,023
Real estate-construction	55,631
Installment loans to individuals	370,491
Lease financing	R$ 13,107